Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
2015	$ 505
2016	423
2017	262
2018	243
2019	153
Thereafter	142
Amortization of definite-lived intangible assets	$ 720	$ 1,600	$ 1,500